Investment Objectives and Goals	Jan. 31, 2026
Distillate U.S. Fundamental Stability & Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Distillate U.S. Fundamental Stability & Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Distillate U.S. Fundamental Stability & Value ETF (the “Fund”) seeks long-term capital appreciation.
Distillate International Fundamental Stability & Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Distillate International Fundamental Stability & Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Distillate International Fundamental Stability & Value ETF (the “Fund”) seeks long-term capital appreciation.
Distillate Small/Mid Cash Flow ETF
Prospectus [Line Items]
Risk/Return [Heading]	Distillate Small/Mid Cash Flow ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Distillate Small/Mid Cash Flow ETF (the “Fund”) seeks capital appreciation.